Fair value measurements	6 Months Ended
Sep. 30, 2019
Fair Value Disclosures [Abstract]
Fair value measurements

2. Fair value measurements:

The fair value of financial instruments

A significant amount of Nomura’s financial instruments is measured at fair value. Financial assets measured at fair value on a recurring basis are reported in the consolidated balance sheets within Trading assets and private equity investments, Loans and receivables, Collateralized agreements and Other assets. Financial liabilities measured at fair value on a recurring basis are reported within Trading liabilities, Short-term borrowings, Payables and deposits, Collateralized financing, Long-term borrowings and Other liabilities.

Other financial assets and financial liabilities are measured at fair value on a nonrecurring basis, where the primary measurement basis is not fair value but where fair value is used in specific circumstances after initial recognition, such as to measure impairment.

In all cases, fair value is determined in accordance with ASC 820 “Fair Value Measurements and Disclosures” (“ASC 820”) which defines fair value as the amount that would be exchanged to sell a financial asset or transfer a financial liability in an orderly transaction between market participants at the measurement date. It assumes that the transaction occurs in the principal market for the relevant financial assets or financial liabilities, or in the absence of a principal market, the most advantageous market.

Fair value is usually determined on an individual financial instrument basis consistent with the unit of account of the financial instrument. However, certain financial instruments managed on a portfolio basis are valued as a portfolio, namely based on the price that would be received to sell a net long position (i.e., a net financial asset) or transfer a net short position (i.e., a net financial liability) consistent with how market participants would price the net risk exposure at the measurement date.

Financial assets measured at fair value also include investments in certain funds where, as a practical expedient, fair value is determined on the basis of net asset value per share (“NAV per share”) if the NAV per share is calculated in accordance with certain industry standard principles.

Increases and decreases in the fair value of assets and liabilities will significantly impact Nomura’s position, performance, liquidity and capital resources. As explained below, valuation techniques applied contain inherent uncertainties and Nomura is unable to predict the accurate impact of future developments in the market. Where appropriate, Nomura uses economic hedging strategies to mitigate its risk, although these hedges are also subject to unpredictable movements in the market.

Valuation methodology for financial instruments carried at fair value on a recurring basis

The fair value of financial instruments is based on quoted market prices including market indices, broker or dealer quotations or an estimation by management of the expected exit price under current market conditions. Various financial instruments, including cash instruments and over-the-counter (“OTC”) contracts, have bid and offer prices that are observable in the market. These are measured at the point within the bid-offer range which best represents Nomura’s estimate of fair value. Where quoted market prices or broker or dealer quotations are not available, prices for similar instruments or valuation pricing models are considered in the determination of fair value.

Where quoted prices are available in active markets, no valuation adjustments are taken to modify the fair value of assets or liabilities marked using such prices. Other instruments may be measured using valuation techniques, such as valuation pricing models incorporating observable valuation inputs, unobservable parameters or a combination of both. Valuation pricing models use valuation inputs which would be considered by market participants in valuing similar financial instruments.

Valuation pricing models and their underlying assumptions impact the amount and timing of unrealized and realized gains and losses recognized, and the use of different valuation pricing models or underlying assumptions could produce different financial results. Valuation uncertainty results from a variety of factors, including the valuation technique or model selected, the quantitative assumptions used within the valuation model, the inputs into the model, as well as other factors. Valuation adjustments are used to reflect the assessment of this uncertainty. Common valuation adjustments include model reserves, credit adjustments, close-out adjustments, and other appropriate instrument-specific adjustments, such as those to reflect transfer or sale restrictions.

The level of adjustments is largely judgmental and is based on an assessment of the factors that management believe other market participants would use in determining the fair value of similar financial instruments. The type of adjustments taken, the methodology for the calculation of these adjustments, and the valuation inputs for these calculations are reassessed periodically to reflect current market practice and the availability of new information.

For example, the fair value of certain financial instruments includes adjustments for credit risk; both with regards to counterparty credit risk on positions held and Nomura’s own creditworthiness on positions issued. Credit risk on financial assets is significantly mitigated by credit enhancements such as collateral and netting arrangements. Any net credit exposure is measured using available and applicable valuation inputs for the relevant counterparty. The same approach is used to measure the credit exposure on Nomura’s financial liabilities as is used to measure counterparty credit risk on Nomura’s financial assets.

Such valuation pricing models are calibrated to the market on a regular basis and inputs used are adjusted for current market conditions and risks. The Global Model Validation Group (“MVG”) within Nomura’s Risk Management Department reviews pricing models and assesses model appropriateness and consistency independently of the front office. The model reviews consider a number of factors about a model’s suitability for valuation and sensitivity of a particular product. Valuation models are calibrated to the market on a periodic basis by comparison to observable market pricing, comparison with alternative models and analysis of risk profiles.

As explained above, any changes in fixed income, equity, foreign exchange and commodity markets can impact Nomura’s estimates of fair value in the future, potentially affecting trading gains and losses. Where financial contracts have longer maturity dates, Nomura’s estimates of fair value may involve greater subjectivity due to the lack of transparent market data.

Fair value hierarchy

All financial instruments measured at fair value, including those measured at fair value using the fair value option, have been categorized into a three-level hierarchy (“fair value hierarchy”) based on the transparency of valuation inputs used by Nomura to estimate fair value. A financial instrument is classified in the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement of the financial instrument. The three levels of the fair value hierarchy are defined as follows, with Level 1 representing the most transparent inputs and Level 3 representing the least transparent inputs:

Level 1:

Observable valuation inputs that reflect quoted prices (unadjusted) for identical financial instruments traded in active markets at the measurement date.

Level 2:

Valuation inputs other than quoted prices included within Level 1 that are either directly or indirectly observable for the financial instrument.

Level 3:

Unobservable valuation inputs which reflect Nomura assumptions and specific data.

The availability of valuation inputs observable in the market varies by product and can be affected by a variety of factors. Significant factors include, but are not restricted to the prevalence of similar products in the market, especially for customized products, how established the product is in the market, for example, whether it is a new product or is relatively mature, and the reliability of information provided in the market which would depend, for example, on the frequency and volume of current data. A period of significant change in the market may reduce the availability of observable data. Under such circumstances, financial instruments may be reclassified into a lower level in the fair value hierarchy.

Significant judgments used in determining the classification of financial instruments include the nature of the market in which the product would be traded, the underlying risks, the type and liquidity of market data inputs and the nature of observed transactions for similar instruments.

Where valuation models include the use of valuation inputs which are less observable or unobservable in the market, significant management judgment is used in establishing fair value. The valuations for Level 3 financial instruments, therefore, involve a greater degree of judgment than those valuations for Level 1 or Level 2 financial instruments.

Certain criteria management use to determine whether a market is active or inactive include the number of transactions, the frequency that pricing is updated by other market participants, the variability of price quotes among market participants, and the amount of publicly available information.

The following tables present the amounts of Nomura’s financial instruments measured at fair value on a recurring basis as of March 31, 2019 and September 30, 2019 within the fair value hierarchy.

	Billions of yen
	March 31, 2019
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting(1)	Balance as of March 31, 2019
Assets:
Trading assets and private equity investments(2)
Equities(3)	¥1,392	¥1,065	¥13	¥—	¥2,470
Private equity investments(3)	—	—	26	—	26
Japanese government securities	1,987	—	—	—	1,987
Japanese agency and municipal securities	—	214	1	—	215
Foreign government, agency and municipal securities	2,650	1,544	5	—	4,199
Bank and corporate debt securities and loans for trading purposes	—	1,128	160	—	1,288
Commercial mortgage-backed securities (“CMBS”)	—	1	2	—	3
Residential mortgage-backed securities (“RMBS”)	—	2,761	3	—	2,764
Real estate-backed securities	—	—	69	—	69
Collateralized debt obligations (“CDOs”) and other(4)	—	55	19	—	74
Investment trust funds and other	349	53	1	—	403

Total trading assets and private equity investments	6,378	6,821	299	—	13,498

Derivative assets(5)
Equity contracts	1	806	44	—	851
Interest rate contracts	12	8,610	10	—	8,632
Credit contracts	2	500	31	—	533
Foreign exchange contracts	0	4,870	42	—	4,912
Commodity contracts	1	0	—	—	1
Netting	—	—	—	(14,077)	(14,077)

Total derivative assets	16	14,786	127	(14,077)	852

Subtotal	¥6,394	¥21,607	¥426	¥(14,077)	¥14,350

Loans and receivables(6)	—	544	129	—	673
Collateralized agreements(7)	—	615	33	—	648
Other assets
Non-trading debt securities	138	323	—	—	461
Other(2)(3)	416	10	166	—	592

Total	¥6,948	¥23,099	¥754	¥(14,077)	¥16,724

Liabilities:
Trading liabilities
Equities	¥1,622	¥198	¥0	¥—	¥1,820
Japanese government securities	1,264	—	—	—	1,264
Japanese agency and municipal securities	—	3	—	—	3
Foreign government, agency and municipal securities	2,906	927	0	—	3,833
Bank and corporate debt securities	—	319	0	—	319
Residential mortgage-backed securities (“RMBS”)	—	0	—	—	0
Collateralized debt obligations (“CDOs”) and other(4)	—	3	—	—	3
Investment trust funds and other	121	42	—	—	163

Total trading liabilities	5,913	1,492	0	—	7,405

Derivative liabilities(5)
Equity contracts	1	867	52	—	920
Interest rate contracts	6	8,228	64	—	8,298
Credit contracts	3	422	39	—	464
Foreign exchange contracts	—	4,820	22	—	4,842
Commodity contracts	1	0	0	—	1
Netting	—	—	—	(13,710)	(13,710)

Total derivative liabilities	11	14,337	177	(13,710)	815

Subtotal	¥5,924	¥15,829	¥177	¥(13,710)	¥8,220

Short-term borrowings(8)	—	332	31	—	363
Payables and deposits(9)	—	0	0	—	0
Collateralized financing(7)	—	291	—	—	291
Long-term borrowings(8)(10)(11)	11	3,024	535	—	3,570
Other liabilities(12)	276	22	0	—	298

Total	¥6,211	¥19,498	¥743	¥(13,710)	¥12,742

	Billions of yen
	September 30, 2019
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting(1)	Balance as of September 30, 2019
Assets:
Trading assets and private equity investments(2)
Equities(3)	¥1,529	¥1,046	¥10	¥—	¥2,585
Private equity investments(3)	—	—	26	—	26
Japanese government securities	2,079	—	—	—	2,079
Japanese agency and municipal securities	—	129	1	—	130
Foreign government, agency and municipal securities	4,441	1,935	6	—	6,382
Bank and corporate debt securities and loans for trading purposes	—	1,113	177	—	1,290
Commercial mortgage-backed securities (“CMBS”)	—	0	2	—	2
Residential mortgage-backed securities (“RMBS”)	—	3,658	26	—	3,684
Real estate-backed securities	—	—	103	—	103
Collateralized debt obligations (“CDOs”) and other(4)	—	59	21	—	80
Investment trust funds and other	219	37	0	—	256

Total trading assets and private equity investments	8,268	7,977	372	—	16,617

Derivative assets(5)
Equity contracts	1	686	36	—	723
Interest rate contracts	33	11,158	23	—	11,214
Credit contracts	6	390	31	—	427
Foreign exchange contracts	0	4,369	36	—	4,405
Commodity contracts	1	0	—	—	1
Netting	—	—	—	(15,809)	(15,809)

Total derivative assets	41	16,603	126	(15,809)	961

Subtotal	¥8,309	¥24,580	¥498	¥(15,809)	¥17,578

Loans and receivables(6)	—	623	116	—	739
Collateralized agreements(7)	—	561	12	—	573
Other assets
Non-trading debt securities	113	355	—	—	468
Other(2)(3)	355	135	179	—	669

Total	¥8,777	¥26,254	¥805	¥(15,809)	¥20,027

Liabilities:
Trading liabilities
Equities	¥1,463	¥219	¥0	¥—	¥1,682
Japanese government securities	1,382	—	—	—	1,382
Japanese agency and municipal securities	—	1	—	—	1
Foreign government, agency and municipal securities	3,069	1,175	0	—	4,244
Bank and corporate debt securities	—	305	1	—	306
Residential mortgage-backed securities (“RMBS”)	—	1	—	—	1
Collateralized debt obligations (“CDOs”) and other(4)	—	2	2	—	4
Investment trust funds and other	199	30	0	—	229

Total trading liabilities	6,113	1,733	3	—	7,849

Derivative liabilities(5)
Equity contracts	0	902	20	—	922
Interest rate contracts	17	10,673	69	—	10,759
Credit contracts	4	381	54	—	439
Foreign exchange contracts	—	4,358	23	—	4,381
Commodity contracts	3	0	0	—	3
Netting	—	—	—	(15,585)	(15,585)

Total derivative liabilities	24	16,314	166	(15,585)	919

Subtotal	¥6,137	¥18,047	¥169	¥(15,585)	¥8,768

Short-term borrowings(8)	—	333	25	—	358
Payables and deposits(9)	—	1	7	—	8
Collateralized financing(7)	—	235	—	—	235
Long-term borrowings(8)(10)(11)	4	3,313	543	—	3,860
Other liabilities(12)	221	145	0	—	366

Total	¥6,362	¥22,074	¥744	¥(15,585)	¥13,595

(1)	Represents the amount offset under counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives.
(2)

Certain investments that are measured at fair value using net asset value per share as a practical expedient have not been classified in the fair value hierarchy. As of March 31, 2019 and September 30, 2019, the fair values of these investments which are included in Trading assets and private equity investments were ¥36 billion and ¥30 billion, respectively. As of March 31, 2019 and September 30, 2019, the fair values of these investments which are included in Other assets—Others were ¥2 billion and ¥4 billion, respectively.

(3)	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
(4)	Includes collateralized loan obligations (“CLOs”) and asset-backed securities (“ABS”) such as those secured on credit card loans, auto loans and student loans.
(5)

Each derivative classification includes derivatives with multiple risk underlyings. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.

(6)	Includes loans for which the fair value option has been elected.
(7)	Includes collateralized agreements or collateralized financing for which the fair value option has been elected.
(8)	Includes structured notes for which the fair value option has been elected.
(9)	Includes embedded derivatives bifurcated from deposits received at banks. If unrealized gains are greater than unrealized losses, deposits are reduced by the excess amount.
(10)	Includes embedded derivatives bifurcated from issued structured notes. If unrealized gains are greater than unrealized losses, borrowings are reduced by the excess amount.
(11)	Includes liabilities recognized from secured financing transactions that are accounted for as financings rather than sales. Nomura elected the fair value option for these liabilities.
(12)	Includes loan commitments for which the fair value option has been elected.

Valuation techniques by major class of financial instrument

The valuation techniques used by Nomura to estimate fair value for major classes of financial instruments, together with the significant inputs which determine classification in the fair value hierarchy, are as follows.

Equities and equity securities reported within Other assets—Equities and equity securities reported within Other assets include direct holdings of both listed and unlisted equity securities, and fund investments. The fair value of listed equity securities is determined using quoted prices for identical securities from active markets where available. These valuations should be in line with market practice and therefore can be based on bid prices or mid-market prices. Nomura determines whether the market is active depending on the sufficiency and frequency of trading activity. Where these securities are classified in Level 1 of the fair value hierarchy, no valuation adjustments are made to fair value. Listed equity securities traded in inactive markets are also generally valued using the exchange price and are classified in Level 2. Whilst rare in practice, Nomura may apply a discount or liquidity adjustment to the exchange price of a listed equity security traded in an inactive market if the exchange price is not considered to be an appropriate representation of fair value. These adjustments are determined by individual security and are not determined or influenced by the size of holding. The amount of such adjustments made to listed equity securities traded in inactive markets was ¥nil as of March 31, 2019 and September 30, 2019, respectively. The fair value of unlisted equity securities is determined using the same methodology as private equity investments described below and are usually classified in Level 3 because significant valuation inputs such as liquidity discounts and credit spreads are unobservable.

Private equity investments—The determination of fair value of unlisted private equity investments requires significant management judgment because the investments, by their nature, have little or no price transparency. Private equity investments are initially carried at cost as an approximation of fair value. Adjustments to carrying value are made if there is third-party evidence of a change in value. Adjustments are also made, in the absence of third-party transactions, if it is determined that the expected exit price of the investment is different from carrying value. In reaching that determination, Nomura primarily uses either a discounted cash flow (“DCF”) or market multiple valuation technique. A DCF valuation technique incorporates estimated future cash flows to be generated from the underlying investee, as adjusted for an appropriate growth rate discounted at a weighted average cost of capital (“WACC”). Market multiple valuation techniques include comparables such as Enterprise Value/earnings before interest, taxes, depreciation and amortization (“EV/EBITDA”) ratios, Price/Earnings (“PE”) ratios, Price/Book ratios, Price/Embedded Value ratios and other multiples based on relationships between numbers reported in the financial statements of the investee and the price of comparable companies. A liquidity discount may also be applied to either a DCF or market multiple valuation to reflect the specific characteristics of the investee. The liquidity discount includes considerations for various uncertainties in the model and inputs to valuation. Where possible these valuations are compared with the operating cash flows and financial performance of the investee or properties relative to budgets or projections, price/earnings data for similar quoted companies, trends within sectors and/or regions and any specific rights or terms associated with the investment, such as conversion features and liquidation preferences. Private equity investments are generally classified in Level 3 since the valuation inputs such as those mentioned above are usually unobservable.

Government, agency and municipal securities—The fair value of Japanese and other G7 government securities is primarily determined using quoted market prices, executable broker or dealer quotations, or alternative pricing sources. These securities are traded in active markets and therefore are classified within Level 1 of the fair value hierarchy. Non-G7 government securities, agency securities and municipal securities are valued using similar pricing sources but are generally classified in Level 2 as they are traded in inactive markets. Certain non-G7 securities may be classified in Level 1 because they are traded in active markets. Certain securities may be classified in Level 3 because they are traded infrequently and there is not sufficient information from comparable securities to classify them in Level 2. These are valued using DCF valuation techniques which include significant unobservable inputs such as credit spreads of the issuer.

Bank and corporate debt securities—The fair value of bank and corporate debt securities is primarily determined using DCF valuation techniques but also using broker or dealer quotations and recent market transactions of identical or similar debt securities, if available. Consideration is given to the nature of the broker and dealer quotations, namely whether these are indicative or executable, the number of available quotations and how these quotations compare to any available recent market activity or alternative pricing sources. The significant valuation inputs used for DCF valuations are yield curves, asset swap spreads, recovery rates and credit spreads of the issuer. Bank and corporate debt securities are generally classified in Level 2 of the fair value hierarchy because these valuation inputs are usually observable or market-corroborated. Certain bank and corporate debt securities will be classified in Level 3 because they are traded infrequently and there is insufficient information from comparable securities to classify them in Level 2, or credit spreads or recovery rates of the issuer used in DCF valuations are unobservable.

Commercial mortgage-backed securities (“CMBS”) and Residential mortgage-backed securities (“RMBS”)—The fair value of CMBS and RMBS is primarily determined using DCF valuation techniques but also using broker or dealer quotations and recent market transactions of identical or similar securities, if available. Consideration is given to the nature of the broker and dealer quotations, namely whether these are indicative or executable, the number of available quotations and how these quotations compare to any available recent market activity or alternative pricing sources. The significant valuation inputs include yields, prepayment rates, default probabilities and loss severities. CMBS and RMBS securities are generally classified in Level 2 because these valuation inputs are observable or market-corroborated. Certain CMBS and RMBS positions will be classified in Level 3 because they are traded infrequently and there is insufficient information from comparable securities to classify them in Level 2, or one or more of the significant valuation inputs used in DCF valuations are unobservable.

Real estate-backed securities—The fair value of real estate-backed securities is determined using broker or dealer quotations, recent market transactions or by reference to a comparable market index. Consideration is given to the nature of the broker and dealer quotations, namely whether these are indicative or executable, the number of available quotations and how these quotations compare to any available recent market activity or alternative pricing sources. Where all significant inputs are observable, the securities will be classified in Level 2. For certain securities, no direct pricing sources or comparable securities or indices may be available. These securities are valued using DCF or valuation techniques and are classified in Level 3 as the valuation includes significant unobservable valuation inputs such as yields or loss severities.

Collateralized debt obligations (“CDOs”) and other—The fair value of CDOs is primarily determined using DCF valuation techniques but also using broker or dealer quotations and recent market transactions of identical or similar securities, if available. Consideration is given to the nature of the broker and dealer quotations, namely whether these are indicative or executable, the number of available quotations and how these quotations compare to any available recent market activity or alternative pricing sources. The significant valuation inputs used include market spread data for each credit rating, yields, prepayment rates, default probabilities and loss severities. CDOs are generally classified in Level 2 of the fair value hierarchy because these valuation inputs are observable or market-corroborated. CDOs will be classified in Level 3 where one or more of the significant valuation inputs used in the DCF valuations are unobservable.

Investment trust funds and other—The fair value of investment trust funds is primarily determined using NAV per share. Publicly traded funds which are valued using a daily NAV per share are classified in Level 1 of the fair value hierarchy. For funds that are not publicly traded but Nomura has the ability to redeem its investment with the investee at NAV per share on the balance sheet date or within the near term, the investments are classified in Level 2. Investments where Nomura does not have the ability to redeem in the near term or does not know when it can redeem are classified in Level 3. The fair value of certain other investments reported within Investment trust funds and other is determined using DCF valuation techniques. These investments are classified in Level 3 as the valuation includes significant unobservable valuation inputs such as credit spreads of issuer and correlation.

Derivatives—Equity contracts—Nomura enters into both exchange-traded and OTC equity derivative transactions such as index and equity options, equity basket options and index and equity swaps. Where these derivatives are traded in active markets and the exchange price is representative of fair value, the fair value of exchange-traded equity derivatives is determined using an unadjusted exchange price and classified in Level 1 of the fair value hierarchy. The fair value of exchange-traded equity derivatives which are traded in inactive markets or where the exchange price is not representative of fair value is determined using a model price and are classified in Level 2. The fair value of OTC equity derivatives is determined through option models such as Black-Scholes and Monte Carlo simulation. The significant valuation inputs used include equity prices, dividend yields, volatilities and correlations. Valuation adjustments are also made to model valuations in order to reflect counterparty credit risk on derivative assets and Nomura‘s own creditworthiness on derivative liabilities. OTC equity derivatives are generally classified in Level 2 because all significant valuation inputs and adjustments are observable or market-corroborated. Certain less liquid vanilla or more complex equity derivatives are classified in Level 3 where dividend yield, volatility or correlation valuation inputs are significant and unobservable.

Derivatives—Interest rate contracts—Nomura enters into both exchange-traded and OTC interest rate derivative transactions such as interest rate swaps, currency swaps, interest rate options, forward rate agreements, swaptions, caps and floors. Where these derivatives are traded in active markets and the exchange price is representative of fair value, the fair value of exchange-traded interest rate derivatives is determined using an unadjusted exchange price and classified in Level 1 of the fair value hierarchy. The fair value of exchange-traded interest rate derivatives which are traded in inactive markets or where the exchange price is not representative of fair value is determined using a model price and are classified in Level 2. The fair value of OTC interest rate derivatives is determined through DCF valuation techniques as well as option models such as Black-Scholes and Monte Carlo simulation. The significant valuation inputs used include interest rates, forward foreign exchange (“FX”) rates, volatilities and correlations. Valuation adjustments are also made to model valuations in order to reflect counterparty credit risk on derivative assets and Nomura‘s own creditworthiness on derivative liabilities. OTC interest rate derivatives are generally classified in Level 2 because all significant valuation inputs and adjustments are observable or market-corroborated. Certain less liquid vanilla or more complex OTC interest rate derivatives are classified in Level 3 where interest rate, volatility or correlation valuation inputs are significant and unobservable.

Derivatives—Credit contracts—Nomura enters into OTC credit derivative transactions such as credit default swaps and credit options on single names, indices or baskets of assets. The fair value of OTC credit derivatives is determined through DCF valuation techniques as well as option models such as Black-Scholes and Monte Carlo simulation. The significant valuation inputs used include interest rates, credit spreads, recovery rates, default probabilities, volatilities and correlations. Valuation adjustments are also made to model valuations in order to reflect counterparty credit risk on derivative assets and Nomura’s own creditworthiness on derivative liabilities. OTC credit derivatives are generally classified in Level 2 of the fair value hierarchy because all significant valuation inputs and adjustments are observable or market-corroborated. Certain less liquid vanilla or more complex OTC credit derivatives are classified in Level 3 where credit spread, recovery rate, volatility or correlation valuation inputs are significant and unobservable.

Derivatives—Foreign exchange contracts—Nomura enters into both exchange-traded and OTC foreign exchange derivative transactions such as foreign exchange forwards and currency options. The fair value of exchange-traded foreign exchange derivatives which are traded in inactive markets or where the exchange price is not representative of fair value is determined using a model price and are classified in Level 2. The fair value of OTC foreign exchange derivatives is determined through DCF valuation techniques as well as option models such as Black-Scholes and Monte Carlo simulation. The significant valuation inputs used include interest rates, forward FX rates, spot FX rates and volatilities. Valuation adjustments are also made to model valuations in order to reflect counterparty credit risk on derivative assets and Nomura’s own creditworthiness on derivative liabilities. OTC foreign exchange derivatives are generally classified in Level 2 because all significant valuation inputs and adjustments are observable or market-corroborated. Certain foreign exchange derivatives are classified in Level 3 where interest rates, volatility or correlation valuation inputs are significant and unobservable.

Nomura includes valuation adjustments in its estimation of fair value of certain OTC derivatives relating to funding costs associated with these transactions to be consistent with how market participants in the principal market for these derivatives would determine fair value.

Loans—The fair value of loans carried at fair value either as trading assets or through election of the fair value option is primarily determined using DCF valuation techniques as quoted prices are typically not available. The significant valuation inputs used are similar to those used in the valuation of corporate debt securities described above. Loans are generally classified in Level 2 of the fair value hierarchy because all significant valuation inputs are observable. Certain loans, however, are classified in Level 3 because they are traded infrequently and there is not sufficient information from comparable securities to classify them in Level 2 or credit spreads of the issuer used in DCF valuations are significant and unobservable.

Collateralized agreements and Collateralized financing—The primary types of collateralized agreement and financing transactions carried at fair value are reverse repurchase and repurchase agreements elected for the fair value option. The fair value of these financial instruments is primarily determined using DCF valuation techniques. The significant valuation inputs used include interest rates and collateral funding spreads such as general collateral or special rates. Reverse repurchase and repurchase agreements are generally classified in Level 2 of the fair value hierarchy because these valuation inputs are usually observable.

Non-trading debt securities—These are debt securities held by certain non-trading subsidiaries in the group and are valued and classified in the fair value hierarchy using the same valuation techniques used for other debt securities classified as Government, agency and municipal securities and Bank and corporate debt securities described above.

Short-term and long-term borrowings (“Structured notes”)—Structured notes are debt securities issued by Nomura or by consolidated variable interest entities (“VIEs”) which contain embedded features that alter the return to the investor from simply receiving a fixed or floating rate of interest to a return that depends upon some other variables, such as an equity or equity index, commodity price, foreign exchange rate, credit rating of a third party or a more complex interest rate (i.e., an embedded derivative).

The fair value of structured notes is determined using a quoted price in an active market for the identical liability if available, and where not available, using a mixture of valuation techniques that use the quoted price of the identical liability when traded as an asset, quoted prices for similar liabilities, similar liabilities when traded as assets, or an internal model which combines DCF valuation techniques and option pricing models, depending on the nature of the embedded features within the structured note. Where an internal model is used, Nomura estimates the fair value of both the underlying debt instrument and the embedded derivative components. The significant valuation inputs used to estimate the fair value of the debt instrument component include yield curves, prepayment rates, default probabilities and loss severities. The significant valuation inputs used to estimate the fair value of the embedded derivative component are the same as those used for the relevant type of freestanding OTC derivative discussed above. A valuation adjustment is also made to the entire structured note in order to reflect Nomura’s own creditworthiness. This adjustment is determined based on recent observable secondary market transactions and executable broker quotes involving Nomura debt instruments and is therefore typically treated as a Level 2 valuation input. Structured notes are generally classified in Level 2 of the fair value hierarchy as all significant valuation inputs and adjustments are observable. Where any unobservable inputs are significant, such as yields, prepayment rates, default probabilities, loss severities, volatilities and correlations used to estimate the fair value of the embedded derivative component, structured notes are classified in Level 3.

Long-term borrowings (“Secured financing transactions”)—Secured financing transactions are liabilities recognized when a transfer of a financial asset does not meet the criteria for sales accounting under ASC 860 “Transfer and Servicing”(“ASC 860”) and therefore the transaction is accounted for as a secured borrowing. These liabilities are valued using the same valuation techniques that are applied to the transferred financial assets which remain on the consolidated balance sheets and are therefore classified in the same level in the fair value hierarchy as the transferred financial assets. These liabilities do not provide general recourse to Nomura and therefore no adjustment is made to reflect Nomura’s own creditworthiness.

Level 3 financial instruments

The valuation of Level 3 financial assets and liabilities is dependent on certain significant valuation inputs which are unobservable. Common characteristics of an inactive market include a low number of transactions of the financial instrument, stale or non-current price quotes, price quotes that vary substantially either over time or among market makers, non-executable broker quotes or little publicly released information.

If corroborative evidence is not available to value Level 3 financial instruments, fair value may be measured using other equivalent products in the market. The level of correlation between the specific Level 3 financial instrument and the available benchmark instrument is considered as an unobservable valuation input. Other techniques for determining an appropriate value for unobservable input may consider information such as consensus pricing data among certain market participants, historical trends, extrapolation from observable market data and other information Nomura would expect market participants to use in valuing similar instruments.

Use of reasonably possible alternative valuation input assumptions to value Level 3 financial instruments will significantly influence fair value determination. Ultimately, the uncertainties described above about input assumptions imply that the fair value of Level 3 financial instruments is a judgmental estimate. The specific valuation for each instrument is based on management’s judgment of prevailing market conditions, in accordance with Nomura’s established valuation policies and procedures.

Quantitative and qualitative information regarding significant unobservable inputs

The following tables present quantitative and qualitative information about the significant unobservable valuation inputs used by Nomura to measure the fair value of financial instruments classified in Level 3 as of March 31, 2019 and September 30, 2019. These financial instruments will also typically include observable valuation inputs (i.e. Level 1 or Level 2 valuation inputs) which are not included in the table and are also often hedged using financial instruments which are classified in Level 1 or Level 2 of the fair value hierarchy. Changes in each of these significant unobservable valuation inputs used by Nomura will impact upon the fair value measurement of the financial instrument. The following tables also therefore qualitatively summarize how an increase in those significant unobservable valuation inputs to a different amount might result in a higher or lower fair value measurement at the reporting date and summarize the interrelationship between significant unobservable valuation inputs where more than one is used to measure fair value.

	March 31, 2019
Financial Instrument	Fair value in billions of yen	Valuation technique	Significant unobservable valuation input	Range of valuation inputs(1)	Weighted Average(2)	Impact of increases in significant unobservable valuation inputs(3)(4)	Interrelationships between valuation inputs(5)
Assets:
Trading assets and private equity investments
Equities	¥13	DCF	Liquidity discounts	75.0%	75.0%	Lower fair value	Not applicable

Private equity investments	26	Market multiples	EV/EBITDA ratios	7.7 x	7.7 x	Higher fair value	Not applicable

Foreign government, agency and municipal securities	5	DCF	Credit spreads Recovery rates	0.0 – 9.1% 4.0 – 36.0%	0.6% 31.6%	Lower fair value Higher fair value	No predictable interrelationship

Bank and corporate debt securities and loans for trading purposes	160	DCF	Credit spreads Recovery rates	0.0 – 15.0% 0.0 – 99.1%	4.1% 72.2%	Lower fair value Higher fair value	No predictable interrelationship

Residential mortgage backed securities (“RMBS”)	3	DCF	Yields Prepayment rates Loss severities	0.0 – 78.4% 6.5 – 15.0% 9.1 – 100.0%	13.2% 10.5% 81.1%	Lower fair value Lower fair value Lower fair value	No predictable interrelationship

Real estate-backed securities	69	DCF	Yields Loss severities	5.5 – 19.7% 0.0 – 55.2%	12.5% 6.6%	Lower fair value Lower fair value	No predictable interrelationship

Collateralized debt obligations (“CDOs”) and other	19	DCF	Yields Prepayment rates Default probabilities Loss severities	2.7 – 19.0% 20.0% 1.0 – 2.0% 31.5 – 100.0%	13.1% 20.0% 2.0% 83.7%	Lower fair value Lower fair value Lower fair value Lower fair value	Change in default probabilities typically accompanied by directionally similar change in loss severities and opposite change in prepayment rates

	March 31, 2019
Financial Instrument	Fair value in billions of yen	Valuation technique	Significant unobservable valuation input	Range of valuation inputs(1)	Weighted Average(2)	Impact of increases in significant unobservable valuation inputs(3)(4)	Interrelationships between valuation inputs(5)
Derivatives, net:
Equity contracts	¥(8)	Option models	Dividend yield Volatilities Correlations	0.0 – 8.0% 6.7 – 74.2% (0.80) – 0.98	— — —	Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Interest rate contracts	(54)	DCF/ Option models	Interest rates Volatilities Volatilities Correlations	0.0 – 2.4% 10.6 – 15.2% 24.2 – 66.8 bp (0.76) – 1.00	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Credit contracts	(8)	DCF/ Option models	Credit spreads Recovery rates Volatilities Correlations	0.0 – 21.4% 0.0 – 100.6% 16.2 – 83.0% 0.27 – 0.75	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Foreign exchange contracts	20	Option models	Interest rates Volatilities Volatilities Correlations	(0.4) – 2.4% 1.7 – 35.5% 209.0 – 245.0 bp (0.25) – 0.80	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Loans and receivables	129	DCF	Credit spreads	0.0 – 12.3%	3.6%	Lower fair value	Not applicable

Collateralized agreements	33	DCF	Repo rate	3.5 – 8.4%	7.0%	Lower fair value	Not applicable

Other assets
Other(6)	166	DCF	WACC Growth rates Liquidity discounts	10.2% 2.5% 10.0%	10.2% 2.5% 10.0%	Lower fair value Higher fair value Lower fair value	No predictable interrelationship

		Market multiples	EV/EBITDA ratios PE Ratios Price/Book ratios Liquidity discounts	4.7 – 13.8 x 8.9 – 32.4 x 0.3 – 2.7 x 10.0 – 50.0%	8.2 x 15.5 x 0.8 x 30.6%	Higher fair value Higher fair value Higher fair value Lower fair value	Generally changes in multiples result in a corresponding similar directional change in a fair value measurement, assuming earnings levels remain constant.

Liabilities:
Short-term borrowings	31	DCF/ Option models	Volatilities Correlations	6.7 – 54.5% (0.75) – 0.91	— —	Higher fair value Higher fair value	No predictable interrelationship

Long-term borrowings	535	DCF/ Option models	Volatilities Volatilities Correlations	6.7 – 54.5% 32.5 – 60.9 bp (0.75) – 0.98	— — —	Higher fair value Higher fair value Higher fair value	No predictable interrelationship

	September 30, 2019
Financial Instrument	Fair value in billions of yen	Valuation technique	Significant unobservable input	Range of valuation inputs(1)	Weighted Average(2)	Impact of increases in significant unobservable valuation inputs(3)(4)	Interrelationships between valuation inputs(5)
Assets:
Trading assets and private equity investments
Equities	¥10	DCF	Liquidity discounts	75.0%	75.0%	Lower fair value	Not applicable

Private equity investments	26	DCF	WACC Growth rates Liquidity discounts	6.6 – 13.5% 0.8 – 1.0% 5.0 – 10.0%	9.1% 0.8% 6.8%	Lower fair value Higher fair value Lower fair value	No predictable interrelationship

		Market multiples	EV/EBITDA ratios Liquidity discounts	5.0 – 12.0 x 5.0%	10.5 x 5.0%	Higher fair value Lower fair value	No predictable interrelationship

Foreign government, agency and municipal securities	6	DCF	Credit spreads Recovery rates	0.0 – 6.2% 4.0 – 14.0%	0.6% 13.1%	Lower fair value Higher fair value	No predictable interrelationship

Bank and corporate debt securities and loans for trading purposes	177	DCF	Credit spreads Recovery rates	0.3 – 19.8% 0.0 – 85.0%	5.3% 68.6%	Lower fair value Higher fair value	No predictable interrelationship

Residential mortgage backed securities (“RMBS”)	26	DCF	Yields Prepayment rates Loss severities	0.0 – 226.4% 7.4 – 15.0% 0.4 – 100.0%	12.9% 10.1% 60.3%	Lower fair value Lower fair value Lower fair value	No predictable interrelationship

Real estate-backed securities	103	DCF	Loss severities	0.0 – 20.8%	8.7%	Lower fair value	Not applicable

Collateralized debt obligations (“CDOs”) and other	21	DCF	Yields Prepayment rates Default probabilities Loss severities	9.0 – 20.0% 20.0% 2.0% 45.0 – 100.0%	14.0% 20.0% 2.0% 98.3%	Lower fair value Lower fair value Lower fair value Lower fair value	Change in default probabilities typically accompanied by directionally similar change in loss severities and opposite change in prepayment rates

	September 30, 2019
Financial Instrument	Fair value in billions of yen	Valuation technique	Significant unobservable input	Range of valuation inputs(1)	Weighted Average(2)	Impact of increases in significant unobservable valuation inputs(3)(4)	Interrelationships between valuation inputs(5)
Derivatives, net:
Equity contracts	¥16	Option models	Dividend yield Volatilities Correlations	0.0 – 10.2% 10.8 – 69.5% (0.85) – 0.98	— — —	Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Interest rate contracts	(46)	DCF/ Option models	Interest rates Volatilities Volatilities Correlations	(0.2) – 1.7% 9.9 – 13.6% 25.2 – 96.3 bp (1.00) – 0.99	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Credit contracts	(23)	DCF/ Option models	Credit spreads Recovery rates Volatilities Correlations	0.0 – 11.6% 0.0 – 99.9% 37.5 – 83.0% 0.29 – 0.68	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Foreign exchange contracts	13	Option models	Interest rates Volatilities Volatilities Correlations	(0.2) – 1.9% 1.8 – 26.8% 97.0 – 131.0 bp (0.18) – 0.80	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Loans and receivables	116	DCF	Credit spreads Recovery rates	0.0 – 15.0% 98.0 – 100.0%	3.7% 98.7%	Lower fair value Higher fair value	No predictable interrelationship

Collateralized agreements	12	DCF	Repo rate	4.9 – 6.1%	5.2%	Lower fair value	Not applicable

Other assets
Other(6)	179	DCF	WACC Growth rates Liquidity discounts	9.9% 2.5% 10.0%	9.9% 2.5% 10.0%	Lower fair value Higher fair value Lower fair value	No predictable interrelationship

		Market multiples	EV/EBITDA ratios PE Ratios Price/Book ratios Liquidity discounts	4.4 – 16.0 x 7.5 – 32.8 x 0.3 – 2.5 x 10.0 – 40.0%	8.8 x 14.3 x 0.7 x 30.1%	Higher fair value Higher fair value Higher fair value Lower fair value	Generally changes in multiples result in a corresponding similar directional change in a fair value measurement, assuming earnings levels remain constant.

Liabilities:
Collateralized debt obligations (“CDOs”) and other	2	DCF	Yields Prepayment rates Default probabilities Loss severities	13.3% 20.0% 2.0% 0.0%	13.3% 20.0% 2.0% 0.0%	Lower fair value Lower fair value Lower fair value Lower fair value	Change in default probabilities typically accompanied by directionally similar change in loss severities and opposite change in prepayment rates

Short-term borrowings	25	DCF/ Option models	Volatilities Correlations	10.8 – 59.6% (0.75) – 0.91	— —	Higher fair value Higher fair value	No predictable interrelationship

Payables and deposits	7	DCF/ Option models	Volatilities Volatilities Correlations	9.9 – 11.4% 31.1 – 58.3 bp 0.35 – 0.50	— — —	Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Long-term borrowings	543	DCF/ Option models	Volatilities Volatilities Correlations	9.9 – 59.6% 31.1 – 79.1 bp (1.00) – 0.98	— — —	Higher fair value Higher fair value Higher fair value	No predictable interrelationship

(1)

Range information is provided in percentages, coefficients and multiples and represents the highest and lowest level significant unobservable valuation input used to value that type of financial instrument. A wide dispersion in the range does not necessarily reflect increased uncertainty or subjectivity in the valuation input and is typically just a consequence of the different characteristics of the financial instruments themselves.

(2)	Weighted average information for non-derivative instruments is calculated by weighting each valuation input by the fair value of the financial instrument.
(3)

The above table only considers the impact of an increase in each significant unobservable valuation input on the fair value measurement of the financial instrument. However, a decrease in the significant unobservable valuation input would have the opposite effect on the fair value measurement of the financial instrument. For example, if an increase in a significant unobservable valuation input would result in a lower fair value measurement, a decrease in the significant unobservable valuation input would result in a higher fair value measurement.

(4)

The impact of an increase in the significant unobservable input on the fair value measurement for a derivative assumes Nomura is long risk to the input e.g., long volatility. Where Nomura is short such risk, the impact of an increase would have a converse effect on the fair value measurement of the derivative.

(5)

Consideration of the interrelationships between significant unobservable inputs is only relevant where more than one unobservable valuation input is used to determine the fair value measurement of the financial instrument.

(6)	Valuation technique(s) and unobservable valuation inputs in respect of equity securities reported withinOther assets in the consolidated balance sheets.

Qualitative discussion of the ranges of significant unobservable inputs

The following comments present qualitative discussion about the significant unobservable valuation inputs used by Nomura for financial instruments classified in Level 3.

Derivatives—Equity contracts—The significant unobservable inputs are dividend yield, volatilities and correlations. The range of dividend yields varies as some companies do not pay any dividends, for example due to a lack of profits or as a policy during a growth period, and hence have a zero dividend yield while others may pay high dividends for example to return money to investors. The range of volatilities is wide as the volatilities of shorter-dated equity derivatives or those based on single equity securities can be higher than those of longer-dated instruments or those based on indices. Correlations represent the relationships between one input and another (“pairs”) and can either be positive or negative amounts. The range of correlations moves from positive to negative because the movement of some pairs is very closely related and in the same direction causing highly positive correlations while others generally move in opposite directions causing highly negative correlations with pairs that have differing relationships throughout the range.

Derivatives—Interest rate contracts—The significant unobservable inputs are interest rates, volatilities and correlations. The range of interest rates is due to interest rates in different countries/currencies being at different levels with some countries having extremely low levels and others being at levels that while still relatively low are less so. The range of volatilities is wide as volatilities can be higher when interest rates are at extremely low levels, and also because volatilities of shorter-dated interest rate derivatives are typically higher than those of longer-dated instruments. The range of correlations moves from positive to negative because the movement of some pairs is very closely related and in the same direction causing highly positive correlations while others generally move in opposite directions causing highly negative correlations with pairs that have differing relationships through the range. All significant unobservable inputs are spread across the ranges.

Derivatives—Credit contracts—The significant unobservable inputs are credit spreads, recovery rates, volatilities and correlations. The range of credit spreads reflects the different risk of default present within the portfolio. At the low end of the range, underlying reference names have a very limited risk of default whereas at the high end of the range, underlying reference names have a much greater risk of default. The range of recovery rates varies primarily due to the seniority of the underlying exposure with senior exposures having a higher recovery than subordinated exposures. The range of volatilities is wide as the volatilities of shorter-dated credit contracts are typically higher than those of longer-dated instruments. The correlation range is positive since credit spread moves are generally in the same direction. Highly positive correlations are those for which the movement is very closely related and in the same direction, with correlation falling as the relationship becomes less strong.

Derivatives—Foreign exchange contracts—The significant unobservable inputs are interest rates, volatilities and correlations. The range of interest rates is due to interest rates in different countries/currencies being at different levels with some countries having extremely low levels and others being at levels that while still relatively low are less so. The range of volatilities is mainly due to the lower end of the range arising from currencies that trade in narrow ranges e.g. versus the U.S. Dollar while the higher end comes from currencies with a greater range of movement such as emerging market currencies. The range of correlations moves from positive to negative because the movement of some pairs is very closely related and in the same direction causing highly positive correlations while others generally move in opposite directions causing highly negative correlations with pairs that have differing relationships through the range.

Short-term borrowings and Long-term borrowings—The significant unobservable inputs are yields, prepayment rates, default probabilities, loss severities, volatilities and correlations. The range of volatilities is wide as the volatilities of shorter-dated instruments are typically higher than those in longer-dated instruments. The range of correlations moves from positive to negative because the movement of some pairs is very closely related and in the same direction causing highly positive correlations while others generally move in opposite directions causing highly negative correlations with pairs that have differing relationships through the range.

Movements in Level 3 financial instruments

The following tables present gains and losses as well as increases and decreases of financial instruments measured at fair value on a recurring basis which Nomura classified in Level 3 for the six and three months ended September 30, 2018 and 2019. Financial instruments classified in Level 3 are often hedged with instruments within Level 1 or Level 2 of the fair value hierarchy. The gains or losses presented below do not reflect the offsetting gains or losses for these hedging instruments. Level 3 financial instruments are also measured using both observable and unobservable valuation inputs. Fair value changes presented below, therefore, reflect realized and unrealized gains and losses resulting from movements in both observable and unobservable valuation inputs.

For the six months ended September 30, 2018 and 2019, gains and losses related to Level 3 assets and liabilities did not have a material impact on Nomura’s liquidity and capital resources management.

	Billions of yen
	Six months ended September 30, 2018
	Beginning balance as of six months ended September 30, 2018	Total gains (losses) recognized in revenue(1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues(2)	Sales / redemptions(2)	Settlements	Foreign exchange movements	Transfers into Level 3	Transfers out of Level 3	Balance as of six months ended September 30, 2018
Assets:
Trading assets and private equity investments
Equities	¥21	¥0	¥—	¥2	¥(6)	¥—	¥1	¥3	¥(1)	¥20
Private equity investments	3	0	—	7	0	—	0	—	—	10
Japanese agency and municipal securities	1	0	—	—	0	—	—	—	—	1
Foreign government, agency and municipal securities	6	0	—	7	(10)	—	0	0	0	3
Bank and corporate debt securities and loans for trading purposes	139	4	—	50	(30)	—	7	16	(32)	154
Commercial mortgage-backed securities (“CMBS”)	2	0	—	1	(2)	—	—	0	—	1
Residential mortgage-backed securities (“RMBS”)	0	0	—	7	0	—	0	—	—	7
Real estate-backed securities	63	0	—	90	(66)	—	4	—	—	91
Collateralized debt obligations (“CDOs”) and other	24	1	—	29	(29)	—	2	5	(2)	30
Investment trust funds and other	1	0	—	3	(3)	—	0	—	—	1

Total trading assets and private equity investments	260	5	—	196	(146)	—	14	24	(35)	318

Derivatives, net(3)
Equity contracts	(1)	(10)	—	—	—	(4)	(1)	(3)	6	(13)
Interest rate contracts	(53)	(11)	—	—	—	(10)	1	6	14	(53)
Credit contracts	2	(2)	—	—	—	(1)	0	0	(1)	(2)
Foreign exchange contracts	27	(6)	—	—	—	1	2	—	1	25
Commodity contracts	—	0	—	—	—	—	0	—	—	0

Total derivatives, net	(25)	(29)	—	—	—	(14)	2	3	20	(43)

Subtotal	¥235	¥(24)	¥—	¥196	¥(146)	¥(14)	¥16	¥27	¥(15)	¥275

Loans and receivables	70	0	—	18	(11)	—	5	5	—	87
Collateralized agreements	5	0	—	—	—	—	0	6	—	11
Other assets
Other	169	1	—	2	0	—	8	0	—	180

Total	¥479	¥(23)	¥—	¥216	¥(157)	¥(14)	¥29	¥38	¥(15)	¥553

Liabilities:
Trading liabilities
Equities	¥1	¥0	¥—	¥19	¥(20)	¥—	¥0	¥0	¥0	¥0
Bank and corporate debt securities	0	0	—	1	0	—	0	—	0	1
Collateralized debt obligations (“CDOs”) and other	0	—	—	—	0	—	0	—	—	—
Investment trust funds and other	0	—	—	0	0	—	0	0	0	0

Total trading liabilities	¥1	¥0	¥—	¥20	¥(20)	¥—	¥0	¥0	¥0	¥1

Short-term borrowings	17	(1)	0	28	(9)	—	1	16	(12)	42
Payables and deposits	(1)	0	—	0	0	—	—	—	—	(1)
Collateralized financing	3	—	—	—	(1)	—	1	—	—	3
Long-term borrowings	429	(3)	1	100	(46)	—	0	25	(49)	461
Other liabilities	1	0	—	0	(1)	—	0	0	—	0

Total	¥450	¥(4)	¥1	¥148	¥(77)	¥—	¥2	¥41	¥(61)	¥506

	Billions of yen
	Six months ended September 30, 2019
	Beginning balance as of six months ended September 30, 2019	Total gains (losses) recognized in revenue(1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues(2)	Sales / redemptions(2)	Settlements	Foreign exchange movements	Transfers into Level 3	Transfers out of Level 3	Balance as of six months ended September 30, 2019
Assets:
Trading assets and private equity investments
Equities	¥13	¥0	¥—	¥0	¥(1)	¥—	¥0	¥0	¥(2)	¥10
Private equity investments	26	2	—	0	(1)	—	(1)	—	—	26
Japanese agency and municipal securities	1	0	—	0	0	—	—	—	—	1
Foreign government, agency and municipal securities	5	0	—	16	(16)	—	0	2	(1)	6
Bank and corporate debt securities and loans for trading purposes	160	(1)	—	39	(60)	—	(6)	63	(18)	177
Commercial mortgage-backed securities (“CMBS”)	2	0	—	0	0	—	—	0	0	2
Residential mortgage-backed securities (“RMBS”)	3	(1)	—	33	(8)	—	0	—	(1)	26
Real estate-backed securities	69	4	—	106	(74)	—	(2)	—	—	103
Collateralized debt obligations (“CDOs”) and other	19	(5)	—	81	(74)	—	(1)	6	(5)	21
Investment trust funds and other	1	0	—	8	(9)	—	0	0	0	0

Total trading assets and private equity investments	299	(1)	—	283	(243)	—	(10)	71	(27)	372

Derivatives, net(3)
Equity contracts	(8)	7	—	—	—	0	0	3	14	16
Interest rate contracts	(54)	5	—	—	—	1	0	1	1	(46)
Credit contracts	(8)	(3)	—	—	—	(1)	0	(11)	0	(23)
Foreign exchange contracts	20	(13)	—	—	—	5	(1)	0	2	13
Commodity contracts	0	0	—	—	—	0	0	—	—	0

Total derivatives, net	(50)	(4)	—	—	—	5	(1)	(7)	17	(40)

Subtotal	¥249	¥(5)	¥—	¥283	¥(243)	¥5	¥(11)	¥64	¥(10)	¥332

Loans and receivables	129	1	—	43	(58)	—	(5)	21	(15)	116
Collateralized agreements	33	0	—	—	(26)	—	(1)	6	—	12
Other assets
Other	166	9	—	7	(1)	—	(2)	—	—	179

Total	¥577	¥5	¥—	¥333	¥(328)	¥5	¥(19)	¥91	¥(25)	¥639

Liabilities:
Trading liabilities
Equities	¥0	¥0	¥—	¥0	¥0	¥—	¥0	¥0	¥0	¥0
Foreign government, agency and municipal securities	0	0	—	—	—	—	0	—	—	0
Bank and corporate debt securities	0	0	—	1	0	—	0	—	—	1
Collateralized debt obligations (“CDOs”) and other	—	—	—	3	(1)	—	—	—	—	2
Investment trust funds and other	—	—	—	0	0	—	0	0	—	0

Total trading liabilities	¥0	¥0	¥—	¥4	¥(1)	¥—	¥0	¥0	¥0	¥3

Short-term borrowings	31	1	0	30	(30)	—	0	0	(5)	25
Payables and deposits	0	0	0	6	0	—	0	1	—	7
Long-term borrowings	535	1	1	136	(123)	—	(1)	37	(39)	543
Other liabilities	0	0	—	—	—	—	0	—	—	0

Total	¥566	¥2	¥1	¥176	¥(154)	¥—	¥(1)	¥38	¥(44)	¥578

	Billions of yen
	Three months ended September 30, 2018
	Beginning balance as of three months ended September 30, 2018	Total gains (losses) recognized in revenue(1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues(2)	Sales / redemptions(2)	Settlements	Foreign exchange movements	Transfers into Level 3	Transfers out of Level 3	Balance as of three months ended September 30, 2018
Assets:
Trading assets and private equity investments
Equities	¥21	¥0	¥—	¥1	¥(3)	¥—	¥0	¥2	¥(1)	¥20
Private equity investments	9	0	—	1	0	—	0	—	—	10
Japanese agency and municipal securities	1	0	—	—	0	—	—	—	—	1
Foreign government, agency and municipal securities	5	0	—	2	(4)	—	0	0	0	3
Bank and corporate debt securities and loans for trading purposes	142	2	—	21	(6)	—	4	8	(17)	154
Commercial mortgage-backed securities (“CMBS”)	3	0	—	—	(2)	—	—	0	—	1
Residential mortgage-backed securities (“RMBS”)	1	0	—	6	0	—	0	—	—	7
Real estate-backed securities	63	0	—	46	(20)	—	2	—	—	91
Collateralized debt obligations (“CDOs”) and other	22	2	—	20	(18)	—	1	3	0	30
Investment trust funds and other	1	0	—	3	(3)	—	0	—	—	1

Total trading assets and private equity investments	268	4	—	100	(56)	—	7	13	(18)	318

Derivatives, net(3)
Equity contracts	(3)	(8)	—	—	—	1	(1)	(4)	2	(13)
Interest rate contracts	(64)	(3)	—	—	—	4	0	6	4	(53)
Credit contracts	3	(3)	—	—	—	(1)	0	0	(1)	(2)
Foreign exchange contracts	24	(2)	—	—	—	1	1	—	1	25
Commodity contracts	0	0	—	—	—	—	0	—	—	0

Total derivatives, net	(40)	(16)	—	—	—	5	0	2	6	(43)

Subtotal	¥228	¥(12)	¥—	¥100	¥(56)	¥5	¥7	¥15	¥(12)	¥275

Loans and receivables	87	1	—	9	(12)	—	2	—	—	87
Collateralized agreements	5	0	—	—	—	—	0	6	—	11
Other assets
Other	177	0	—	0	0	—	3	0	—	180

Total	¥497	¥(11)	¥—	¥109	¥(68)	¥5	¥12	¥21	¥(12)	¥553

Liabilities:
Trading liabilities
Equities	¥1	¥0	¥—	¥9	¥(10)	¥—	¥0	¥0	¥0	¥0
Bank and corporate debt securities	0	0	—	1	0	—	0	—	0	1
Collateralized debt obligations (“CDOs”) and other	—	—	—	—	—	—	—	—	—	—
Investment trust funds and other	—	—	—	0	0	—	0	0	—	0

Total trading liabilities	¥1	¥0	¥—	¥10	¥(10)	¥—	¥0	¥0	¥0	¥1

Short-term borrowings	33	0	0	16	(5)	—	0	8	(10)	42
Payables and deposits	0	0	—	0	(1)	—	—	—	—	(1)
Collateralized financing	3	—	—	—	(1)	—	1	—	—	3
Long-term borrowings	461	2	1	61	(30)	—	0	11	(39)	461
Other liabilities	0	0	—	0	0	—	0	0	—	0

Total	¥498	¥2	¥1	¥87	¥(47)	¥—	¥1	¥19	¥(49)	¥506

	Billions of yen
	Three months ended September 30, 2019
	Beginning balance as of three months ended September 30, 2019	Total gains (losses) recognized in revenue(1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues(2)	Sales / redemptions(2)	Settlements	Foreign exchange movements	Transfers into Level 3	Transfers out of Level 3	Balance as of three months ended September 30, 2019
Assets:
Trading assets and private equity investments
Equities	¥12	¥0	¥—	¥0	¥0	¥—	¥0	¥0	¥(2)	¥10
Private equity investments	26	1	—	0	(1)	—	0	—	—	26
Japanese agency and municipal securities	1	0	—	—	0	—	—	—	—	1
Foreign government, agency and municipal securities	6	0	—	7	(8)	—	0	1	0	6
Bank and corporate debt securities and loans for trading purposes	195	0	—	22	(41)	—	(1)	19	(17)	177
Commercial mortgage-backed securities (“CMBS”)	2	0	—	0	—	—	—	0	—	2
Residential mortgage-backed securities (“RMBS”)	3	0	—	31	(7)	—	0	—	(1)	26
Real estate-backed securities	80	1	—	64	(42)	—	0	—	—	103
Collateralized debt obligations (“CDOs”) and other	27	(3)	—	10	(10)	—	0	0	(3)	21
Investment trust funds and other	1	0	—	8	(8)	—	(1)	0	—	0

Total trading assets and private equity investments	353	(1)	—	142	(117)	—	(2)	20	(23)	372

Derivatives, net(3)
Equity contracts	2	4	—	—	—	0	0	0	10	16
Interest rate contracts	(54)	(4)	—	—	—	10	0	0	2	(46)
Credit contracts	(9)	(2)	—	—	—	(2)	0	(10)	0	(23)
Foreign exchange contracts	15	(6)	—	—	—	3	0	0	1	13
Commodity contracts	0	0	—	—	—	0	0	—	—	0

Total derivatives, net	(46)	(8)	—	—	—	11	0	(10)	13	(40)

Subtotal	¥307	¥(9)	¥—	¥142	¥(117)	¥11	¥(2)	¥10	¥(10)	¥332

Loans and receivables	126	0	—	33	(48)	—	0	21	(16)	116
Collateralized agreements	26	0	—	—	(16)	—	0	2	—	12
Other assets
Other	173	1	—	5	0	—	0	—	—	179

Total	¥632	¥(8)	¥—	¥180	¥(181)	¥11	¥(2)	¥33	¥(26)	¥639

Liabilities:
Trading liabilities
Equities	¥0	¥0	¥—	¥0	¥0	¥—	¥0	¥—	¥—	¥0
Foreign government, agency and municipal securities	0	0	—	—	—	—	0	—	—	0
Bank and corporate debt securities	1	0	—	0	0	—	0	—	—	1
Collateralized debt obligations (“CDOs”) and other	3	—	—	—	(1)	—	0	—	—	2
Investment trust funds and other	0	—	—	—	0	—	0	—	—	0

Total trading liabilities	¥4	¥0	¥—	¥0	¥(1)	¥—	¥0	¥—	¥—	¥3

Short-term borrowings	43	1	0	10	(25)	—	0	0	(2)	25
Payables and deposits	2	0	0	5	—	—	0	0	—	7
Long-term borrowings	556	2	1	68	(72)	—	0	12	(18)	543
Other liabilities	0	0	—	—	—	—	0	—	—	0

Total	¥605	¥3	¥1	¥83	¥(98)	¥—	¥0	¥12	¥(20)	¥578

(1)

Includes gains and losses reported primarily within Net gain on trading, Gain on private equity investments, and also within Gain (loss) on investments in equity securities, Revenue—Other and Non-interest expenses—Other, Interest and dividends and Interest expense in the consolidated statements of income.

(2)	Amounts reported in Purchases / issues include increases in trading liabilities while Sales / redemptions include decreases in trading liabilities.
(3)

Each derivative classification includes derivatives with multiple risk underlyings. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.

Unrealized gains and losses recognized for Level 3 financial instruments

The following table presents the amounts of unrealized gains (losses) for the six and three months ended September 30, 2018 and 2019, relating to those financial instruments which Nomura classified in Level 3 within the fair value hierarchy and that were still held by Nomura at the relevant consolidated balance sheet date.

	Billions of yen
	Six months ended September 30
	2018	2019
	Unrealized gains / (losses)(1)
Assets:
Trading assets and private equity investments
Equities	¥(1)	¥0
Private equity investments	0	2
Japanese agency and municipal securities	0	0
Foreign government, agency and municipal securities	0	0
Bank and corporate debt securities and loans for trading purposes	0	(6)
Commercial mortgage-backed securities (“CMBS”)	0	0
Residential mortgage-backed securities (“RMBS”)	0	(1)
Real estate-backed securities	1	0
Collateralized debt obligations (“CDOs”) and other	(5)	(3)
Investment trust funds and other	0	0

Total trading assets and private equity investments	(5)	(8)

Derivatives, net(2)
Equity contracts	(15)	5
Interest rate contracts	(15)	(5)
Credit contracts	(1)	(1)
Foreign exchange contracts	(6)	2
Commodity contracts	0	0

Total derivatives, net	(37)	1

Subtotal	¥(42)	¥(7)

Loans and receivables	1	1
Collateralized agreements	0	0
Other assets
Other	1	13

Total	¥(40)	¥7

Liabilities:
Trading liabilities
Equities	¥0	¥0
Foreign government, agency and municipal securities	—	0
Bank and corporate debt securities	0	0

Total trading liabilities	¥0	¥0

Short-term borrowings	0	1
Payables and deposits	0	0
Long-term borrowings	5	7
Other liabilities	0	0

Total	¥5	¥8

	Billions of yen
	Three months ended September 30
	2018	2019
	Unrealized gains / (losses)(1)
Assets:
Trading assets and private equity investments
Equities	¥(1)	¥0
Private equity investments	0	1
Japanese agency and municipal securities	0	0
Foreign government, agency and municipal securities	0	0
Bank and corporate debt securities and loans for trading purposes	0	(3)
Commercial mortgage-backed securities (“CMBS”)	0	0
Residential mortgage-backed securities (“RMBS”)	0	(1)
Real estate-backed securities	1	0
Collateralized debt obligations (“CDOs”) and other	0	(2)
Investment trust funds and other	0	0

Total trading assets and private equity investments	0	(5)

Derivatives, net(2)
Equity contracts	(8)	5
Interest rate contracts	(3)	(4)
Credit contracts	(2)	0
Foreign exchange contracts	(2)	3
Commodity contracts	0	0

Total derivatives, net	(15)	4

Subtotal	¥(15)	¥(1)

Loans and receivables	0	0
Collateralized agreements	0	—
Other assets
Other	0	5

Total	¥(15)	¥4

Liabilities:
Trading liabilities
Equities	¥0	¥0
Foreign government, agency and municipal securities	—	0
Bank and corporate debt securities	0	0

Total trading liabilities	¥0	¥0

Short-term borrowings	0	1
Payables and deposits	0	0
Long-term borrowings	7	5
Other liabilities	0	0

Total	¥7	¥6

(1)

Includes gains and losses reported within Net gain on trading, Gain on private equity investments, and also within Gain on investments in equity securities, Revenue—Other and Non-interest expenses—Other, Interest and dividends and Interest expense in the consolidated statements of income.

(2)

Each derivative classification includes derivatives with multiple risk underlyings. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.

Transfers into or out of Level 3 of the fair value hierarchy

Transfers out of Level 3

During the six months ended September 30, 2018, a total of ¥35 billion of financial assets (excluding derivative assets) were transferred out of Level 3. This comprised primarily ¥32 billion of Bank and corporate debt securities and loans for trading purposes, principally debt securities, which were transferred because certain credit spread and recovery rate valuation inputs became observable or less significant. During the same period, a total of ¥61 billion of financial liabilities (excluding derivative liabilities) were transferred out of Level 3. This comprised primarily ¥49 billion of Long-term borrowings, principally structured notes, and ¥12 billion of Short-term borrowings, which were transferred because certain volatility and correlation valuation inputs became observable or less significant.

During the six months ended September 30, 2018, the total amount of ¥20 billion of net derivative liabilities were transferred out of Level 3. This comprised ¥14 billion of net interest rate derivative liabilities which were transferred because certain interest rate, volatility and correlation valuation inputs became observable or less significant.

During the six months ended September 30, 2019, a total of ¥42 billion of financial assets (excluding derivative assets) were transferred out of Level 3. This comprised primarily ¥18 billion of Bank and corporate debt securities and loans for trading purposes, which were transferred because certain credit spread and recovery rate valuation inputs became observable or less significant. ¥15 billion of Loans and receivables, which were transferred because certain credit spread and recovery rates became observable or less significant. During the same period, a total of ¥44 billion of financial liabilities (excluding derivative liabilities) were transferred out of Level 3. This comprised primarily ¥39 billion of Long-term borrowings, principally structured notes were transferred because certain volatility and correlation valuation inputs became observable or less significant.

During the six months ended September 30, 2019, the total amount of ¥17 billion of net derivative liabilities were transferred out of Level 3. This comprised ¥14 billion of net Equity contracts derivative liabilities which were transferred because certain dividend yield, volatility and correlation valuation inputs became observable or less significant.

During the three months ended September 30, 2018, a total of ¥18 billion of financial assets (excluding derivative assets) were transferred out of Level 3. This comprised primarily ¥17 billion of Bank and corporate debt securities and loans for trading purposes, principally debt securities, which were transferred because certain credit spread and recovery rate valuation inputs became observable or less significant. During the same period, a total of ¥49 billion of financial liabilities (excluding derivative liabilities) were transferred out of Level 3. This comprised primarily ¥39 billion of Long-term borrowings, principally structured notes, and ¥10 billion of Short-term borrowings, which were transferred because certain volatility and correlation valuation inputs became observable or less significant.

During the three months ended September 30, 2018, the total amount of net derivative liabilities which were transferred out of Level 3 was not significant.

During the three months ended September 30, 2019, a total of ¥39 billion of financial assets (excluding derivative assets) were transferred out of Level 3. This comprised primarily ¥17 billion of Bank and corporate debt securities and loans for trading purposes, principally debt securities, which were transferred because certain credit spread and recovery rate valuation inputs became observable or less significant. ¥16 billion of Loans and receivables, which were transferred because certain credit spread and recovery rates became observable or less significant. During the same period, a total of ¥20 billion of financial liabilities (excluding derivative liabilities) were transferred out of Level 3. This comprised primarily ¥18 billion of Long-term borrowings, principally structured notes, which were transferred because certain volatility and correlation valuation inputs became observable or less significant.

During the three months ended September 30, 2019, the total amount ¥13 billion of net derivative liabilities were transferred out of Level 3. This comprised ¥10 billion of net Equity contracts derivative liabilities which were transferred because certain dividend yield volatility and correlation valuation inputs became observable or less significant.

Transfers into Level 3

During the six months ended September 30, 2018, a total of ¥35 billion of financial assets (excluding derivative assets) were transferred into Level 3. This comprised primarily ¥16 billion of Bank and corporate debt securities and loans for trading purposes, principally debt securities, which were transferred because certain credit spread and recovery rate valuation inputs became unobservable or more significant. The amount of gains and losses on these transfers reported in Bank and corporate debt securities and loans for trading purposes which were recognized in the quarter when the transfer into Level 3 occurred was not significant. During the same period, a total of ¥41 billion of financial liabilities (excluding derivative liabilities) were transferred into Level 3. This comprised primarily ¥25 billion of Long-term borrowings and ¥16 billion of Short-term borrowings, principally structured notes, which were transferred because certain volatility and correlation valuation inputs became unobservable or more significant. The amount of gains and losses on these transfers reported in Long-term borrowings and Short-term borrowings which were recognized in the quarter when the transfer into Level 3 occurred was not significant.

During the six months ended September 30, 2018, the total amount of net derivative assets which were transferred into Level 3 was not significant. The amount of gains and losses which were recognized in the period when the transfer into Level 3 occurred was also not significant.

During the six months ended September 30, 2019, a total of ¥98 billion of financial assets (excluding derivative assets) were transferred into Level 3. This comprised primarily ¥63 billion of Bank and corporate debt securities and loans for trading purposes, which were transferred because certain credit spread and recovery rate valuation inputs became unobservable or more significant. ¥21 billion of Loans and receivables, which were transferred because certain credit spread became unobservable or more significant. The amount of gains and losses on these transfers reported in Bank and corporate debt securities and loans for trading purposes and Loans and receivables which were recognized in the period when the transfer into Level 3 occurred was not significant. During the same period, a total of ¥38 billion of financial liabilities (excluding derivative liabilities) were transferred into Level 3. This comprised primarily ¥37 billion of Long-term borrowings, principally structured notes, which were transferred because certain volatility and correlation valuation inputs became unobservable or more significant. The amount of gains and losses on these transfers reported in Long-term borrowings which were recognized in the period when the transfer into Level 3 occurred was not significant.

During the six months ended September 30, 2019, the total amount of net derivative liabilities which were transferred into Level 3 was not significant. The amount of gains and losses which were recognized in the period when the transfer into Level 3 occurred was also not significant.

During the three months ended September 30, 2018, a total of ¥19 billion of financial assets (excluding derivative assets) were transferred into Level 3. The amount of gains and losses which were recognized in the quarter when the transfers into Level 3 occurred was not significant. During the same period, a total of ¥19 billion of financial liabilities (excluding derivative liabilities) were transferred into Level 3. This comprised primarily ¥11 billion of Long-term borrowings, principally structured notes, which were transferred because certain volatility and correlation valuation inputs became unobservable or more significant. The amount of gains and losses on these transfers reported in Long-term borrowings which were recognized in the quarter when the transfer into Level 3 occurred was not significant.

During the three months ended September 30, 2018, the total amount of net derivative assets which were transferred into Level 3 was not significant. The amount of gains and losses which were recognized in the period when the transfer into Level 3 occurred was also not significant.

During the three months ended September 30, 2019, a total of ¥43 billion of financial assets (excluding derivative assets) were transferred into Level 3. This comprised primarily ¥21 billion of Loans and receivables, which were transferred because certain credit spread and recovery rate valuation input became unobservable or more significant. ¥19 billion of Bank and corporate debt securities and loans for trading purposes, which were transferred because certain credit spread and recovery rate valuation inputs became unobservable or more significant. The amount of gains and losses on these transfers reported in Loans and receivables and Bank and corporate debt securities and loans for trading purposes which were recognized in the period when the transfer into Level 3 occurred was not significant. During the same period, a total of ¥12 billion of financial liabilities (excluding derivative liabilities) were transferred into Level 3. This comprised primarily ¥12 billion of Long-term borrowings, principally structured notes, which were transferred because certain volatility and correlation valuation inputs became unobservable or more significant. The amount of gains and losses on these transfers reported in Long-term borrowings which were recognized in the quarter when the transfer into Level 3 occurred was not significant.

During the three months ended September 30, 2019, the total amount ¥10 billion of net derivative liabilities were transferred into Level 3. The amount of gains and losses which were recognized in the period when the transfer into Level 3 occurred was not significant.

Investments in investment funds that calculate NAV per share

In the normal course of business, Nomura invests in non-consolidated funds which meet the definition of investment companies or are similar in nature and which do not have readily determinable fair values. For certain of these investments, Nomura uses NAV per share as the basis for valuation as a practical expedient. Some of these investments are redeemable at different amounts from NAV per share.

The following tables present information on these investments where NAV per share is calculated or disclosed as of March 31, 2019 and September 30, 2019. Investments are presented by major category relevant to the nature of Nomura’s business and risks.

	Billions of yen
	March 31, 2019
	Fair value	Unfunded commitments(1)	Redemption frequency (if currently eligible)(2)	Redemption notice(3)
Hedge funds	¥16	¥—	Monthly	Same day-90 days
Venture capital funds	2	2	—	—
Private equity funds	17	10	—	—
Real estate funds	3	1	—	—

Total	¥38	¥13

	Billions of yen
	September 30, 2019
	Fair value	Unfunded commitments(1)	Redemption frequency (if currently eligible)(2)	Redemption notice(3)
Hedge funds	¥7	¥—	Monthly	Same day-90 days
Venture capital funds	2	1	—	—
Private equity funds	20	12	—	—
Real estate funds	5	1	—	—

Total	¥34	¥14

(1)	The contractual amount of any unfunded commitments Nomura is required to make to the entities in which the investment is held.
(2)	The range in frequency with which Nomura can redeem investments.
(3)	The range in notice period required to be provided before redemption is possible.

Hedge funds:

These investments include funds of funds that invest in multiple asset classes. The fair values of these investments are determined using NAV per share. Although most of these funds can be redeemed within six months, certain funds cannot be redeemed within six months due to contractual, liquidity or gating issues. The redemption period is unknown for certain suspended or liquidating funds. Some of these investments contain restrictions against transfers of the investments to third parties.

Venture capital funds:

These investments include primarily start-up funds. The fair values of these investments are determined using NAV per share. Most of these funds cannot be redeemed within six months. The redemption period is unknown for certain suspended or liquidating funds. Some of these investments contain restrictions against transfers of the investments to third parties.

Private equity funds:

These investments are made mainly in various sectors in Europe, U.S. and Japan. The fair values of these investments are determined using NAV per share. Redemption is restricted for most of these investments. Some of these investments contain restrictions against transfers of the investments to third parties.

Real estate funds:

These are investments in commercial and other types of real estate. The fair values of these investments are determined using NAV per share. Redemption is restricted for most of these investments. Some of these investments contain restrictions against transfers of the investments to third parties.

Fair value option for financial assets and financial liabilities

Nomura measures certain eligible financial assets and liabilities at fair value through the election of the fair value option permitted by ASC 815 “Derivatives and Hedging”(“ASC 815”) and ASC 825 “Financial Instruments”(“ASC 825”). When Nomura elects the fair value option for an eligible item, changes in that item’s fair value are recognized through earnings. Election of the fair value option is generally irrevocable unless an event occurs that gives rise to a new basis of accounting for that instrument.

The financial assets and financial liabilities primarily elected for the fair value option by Nomura, and the reasons for the election, are as follows:

•

Equity method investments reported within Trading assets and private equity investments and Other assets held for capital appreciation or current income purposes which Nomura generally has an intention to exit rather than hold indefinitely. Nomura elects the fair value option to more appropriately represent the purpose of these investments in these consolidated financial statements.

•

Loans reported within Loans and receivables which are risk managed on a fair value basis and loan commitments related to loans receivable for which the fair value option will be elected upon funding. Nomura elects the fair value option to mitigate volatility through earnings caused by the difference in measurement basis that otherwise would arise between loans and the derivatives used to risk manage those instruments.

•

Reverse repurchase and repurchase agreements reported within Collateralized agreements and Collateralized financing which are risk managed on a fair value basis. Nomura elects the fair value option to mitigate volatility through earnings caused by the difference in measurement basis that otherwise would arise between the reverse repurchase and repurchase agreements and the derivatives used to risk manage those instruments.

•

All structured notes issued on or after April 1, 2008 reported within Short-term borrowings and/or Long-term borrowings. Nomura elects the fair value option for those structured notes primarily to mitigate the volatility through earnings caused by differences in the measurement basis for structured notes and the derivatives Nomura uses to risk manage those positions. Nomura also elects the fair value option for certain notes issued by consolidated VIEs for the same purpose and for certain structured notes issued prior to April 1, 2008. Certain subsidiaries elect the fair value option for structured loans and straight bonds.

•

Structured deposits issued by certain subsidiary reported within Deposits received at banks. Nomura elects the fair value option for those structured deposits primarily to mitigate the volatility through earnings caused by differences in the measurement basis for structured deposits and the derivatives Nomura uses to risk manage those positions.

•

Financial liabilities reported within Long-term borrowings recognized in transactions which are accounted for as secured financing transactions under ASC 860. Nomura elects the fair value option for these financial liabilities to mitigate volatility through earnings that otherwise would arise had this election not been made. Even though Nomura usually has little or no continuing economic exposure to the transferred financial assets, they remain on the consolidated balance sheets and continue to be carried at fair value, with changes in fair value recognized through earnings.

Interest and dividends arising from financial instruments for which the fair value option has been elected are recognized within Interest and dividends, Interest expense or Net gain on trading.

The following table presents gains (losses) due to changes in fair value for financial instruments measured at fair value using the fair value option for the six and three months ended September 30, 2018 and 2019.

	Billions of yen
	Six months ended September 30
	2018	2019
	Gains / (Losses)(1)
Assets:
Trading assets and private equity investments(2)
Trading assets	¥0	¥0
Private equity investments	1	0
Loans and receivables	(1)	3
Collateralized agreements(3)	0	2
Other assets(2)	(1)	1

Total	¥(1)	¥6

Liabilities:
Short-term borrowings(4)	¥6	¥17
Collateralized financing(3)	(1)	(2)
Long-term borrowings(4)(5)	50	(106)
Other liabilities(6)	9	(4)

Total	¥64	¥(95)

	Billions of yen
	Three months ended September 30
	2018	2019
	Gains / (Losses)(1)
Assets:
Trading assets and private equity investments(2)
Trading assets	¥0	¥0
Private equity investments	1	(1)
Loans and receivables	(1)	3
Collateralized agreements(3)	0	1
Other assets(2)	3	(7)

Total	¥3	¥(4)

Liabilities:
Short-term borrowings(4)	¥29	¥11
Collateralized financing(3)	(1)	(1)
Long-term borrowings(4)(5)	8	(39)
Other liabilities(6)	4	(3)

Total	¥40	¥(32)

(1)	Includes gains and losses reported primarily within Net gain on trading and Revenue—Other in the consolidated statements of income.
(2)	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
(3)	Includes reverse repurchase and repurchase agreements.
(4)	Includes structured notes and other financial liabilities.
(5)	Includes secured financing transactions arising from transfers of financial assets which did not meet the criteria for sales accounting.
(6)	Includes unfunded written loan commitments.

As of March 31, 2019 and September 30, 2019, Nomura held an economic interest of 39.52% and 39.91% in American Century Companies, Inc., respectively. The investment is measured at fair value on a recurring basis through election of the fair value option and is reported within Other assets—Other in the consolidated balance sheets.

There was no significant impact on financial assets for which the fair value option was elected attributable to instrument-specific credit risk.

Nomura calculates the impact of changes in its own creditworthiness on certain financial liabilities for which the fair value option is elected by DCF valuation techniques using a rate which incorporates observable changes in its credit spread.

The following table presents changes in the valuation adjustment for Nomura’s own credit worthiness applied to certain financial liabilities for which the fair value option has been elected recognized in other comprehensive income during the period and cumulatively, and amounts reclassified to earnings from accumulated other comprehensive income on early settlement of such financial liabilities during the six and three months ended September 30, 2018 and 2019.

	Billions of yen
	Six months ended September 30
	2018	2019
Changes recognized as a credit (debit) to other comprehensive income during the period	¥5	¥(5)
Credit (debit) amounts reclassified to earnings during the period	0	(1)
Cumulative credit (debit) balance recognized in accumulated other comprehensive income	12	29

	Billions of yen
	Three months ended September 30
	2018	2019
Changes recognized as a credit (debit) to other comprehensive income during the period	¥(1)	¥(3)
Credit (debit) amounts reclassified to earnings during the period	0	0

As of March 31, 2019, the fair value of the aggregate unpaid principal balance (which is contractually principally protected) of Loans and receivables for which the fair value option was elected was ¥0 billion more than the principal balance of such Loans and receivables. The fair value of the aggregate unpaid principal balance (which is contractually principally protected) of Long-term borrowings for which the fair value option was elected was ¥50 billion less than the principal balance of such Long-term borrowings. There were no Loans and receivables for which the fair value option was elected that were 90 days or more past due.

As of September 30, 2019, the fair value of the aggregate unpaid principal balance (which is contractually principally protected) of Loans and receivables for which the fair value option was elected was ¥3 billion less than the principal balance of such Loans and receivables. The fair value of the aggregate unpaid principal balance (which is contractually principally protected) of Long-term borrowings for which the fair value option was elected was ¥11 billion less than the principal balance of such Long-term borrowings. There were no Loans and receivables for which the fair value option was elected that were 90 days or more past due.

Investment by Investment companies

Nomura carries all of investments by investment companies under ASC 946 “Financial Services—Investment Companies” at fair value, with changes in fair value recognized through the consolidated statements of income.

Concentrations of credit risk

Concentrations of credit risk may arise from trading, securities financing transactions and underwriting activities, and may be impacted by changes in political or economic factors. Nomura has credit risk concentrations on bonds issued by the Japanese Government, U.S. Government, Governments within the European Union (“EU”), their states and municipalities, and their agencies. These concentrations generally arise from taking trading positions and are reported within Trading assets in the consolidated balance sheets. Government, agency and municipal securities, including Securities pledged as collateral, represented 16% of total assets as of March 31, 2019 and 19% as of September 30, 2019.

The following tables present geographic allocations of Nomura’s trading assets related to government, agency and municipal securities. See Note 3 “Derivative instruments and hedging activities” for further information regarding the concentration of credit risk for derivatives.

	Billions of yen
	March 31, 2019
	Japan	U.S.	EU	Other	Total(1)
Government, agency and municipal securities	¥2,202	¥1,723	¥1,897	¥579	¥6,401

	Billions of yen
	September 30, 2019
	Japan	U.S.	EU	Other	Total(1)
Government, agency and municipal securities	¥2,209	¥3,370	¥2,418	¥594	¥8,591

(1)

Other than above, there were ¥318 billion and ¥330 billion of government, agency and municipal securities reported within Other assets—Non-trading debt securities in the consolidated balance sheets as of March 31, 2019 and September 30 2019, respectively. These securities are primarily Japanese government, agency and municipal securities.

Estimated fair value of financial instruments not carried at fair value

Certain financial instruments are not carried at fair value on a recurring basis in the consolidated balance sheets since they are neither held for trading purposes nor are elected for the fair value option. These are typically carried at contractual amounts due or amortized cost.

The carrying value of the majority of the financial instruments detailed below will approximate fair value since they are short-term in nature and contain minimal credit risk. These financial instruments include financial assets reported within Cash and cash equivalents, Time deposits, Deposits with stock exchanges and other segregated cash, Receivables from customers, Receivables from other than customers, Securities purchased under agreements to resell and Securities borrowed and financial liabilities reported within Short-term borrowings, Payables to customers, Payables to other than customers, Deposits received at banks, Securities sold under agreements to repurchase, Securities loaned and Other secured borrowings in the consolidated balance sheets.

The estimated fair values of other financial instruments which are longer-term in nature or may contain more than minimal credit risk may be different to their carrying value. Financial assets of this type primarily include certain loans which are reported within Loans receivable while financial liabilities primarily include long-term borrowings which are reported within Long-term borrowings.

The following tables present carrying values, fair values and classification within the fair value hierarchy for certain classes of financial instrument of which a portion of the ending balance was carried at fair value as of March 31, 2019 and September 30 2019.

	Billions of yen
	March 31, 2019(1)
			Fair value by level
	Carrying value	Fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥2,687	¥2,687	¥2,687	¥—	¥—
Time deposits	290	290	—	290	—
Deposits with stock exchanges and other segregated cash	285	285	—	285	—
Loans receivable(2)	2,542	2,541	—	1,941	600
Securities purchased under agreements to resell	13,195	13,195	—	13,162	33
Securities borrowed	4,112	4,111	—	4,111	—

Total	¥23,111	¥23,109	¥2,687	¥19,789	¥633

Liabilities:
Short-term borrowings	¥841	¥841	¥—	¥811	¥30
Deposits received at banks	1,393	1,393	—	1,393	—
Securities sold under agreements to repurchase	15,037	15,037	—	15,037	—
Securities loaned	1,230	1,230	—	1,230	—
Long-term borrowings	7,916	7,931	12	7,353	566

Total	¥26,417	¥26,432	¥12	¥25,824	¥596

	Billions of yen
	September 30, 2019(1)
			Fair value by level
	Carrying value	Fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥2,824	¥2,824	¥2,824	¥—	¥—
Time deposits	282	282	—	282	—
Deposits with stock exchanges and other segregated cash	274	274	—	274	—
Loans receivable(2)	2,717	2,717	—	2,110	607
Securities purchased under agreements to resell	14,135	14,135	—	14,124	11
Securities borrowed	4,102	4,102	—	4,102	—

Total	¥24,334	¥24,334	¥2,824	¥20,892	¥618

Liabilities:
Short-term borrowings	¥950	¥950	¥—	¥925	¥25
Deposits received at banks	1,252	1,252	—	1,245	7
Securities sold under agreements to repurchase	19,069	19,069	—	19,069	—
Securities loaned	1,092	1,092	—	1,092	—
Long-term borrowings	7,915	7,956	4	7,344	608

Total	¥30,278	¥30,319	¥4	¥29,675	¥640

(1)	Includes financial instruments which are carried at fair value on a recurring basis.
(2)	Carrying values are shown after deducting relevant allowances for credit losses.

Assets and liabilities measured at fair value on a nonrecurring basis

In addition to financial instruments carried at fair value on a recurring basis, Nomura also measures other financial and non-financial assets and liabilities at fair value on a nonrecurring basis, where the primary measurement basis is not fair value. Fair value is only used in specific circumstances after initial recognition such as to measure impairment.

As of March 31, 2019, goodwill allocated to the Wholesale segment was measured at fair value on a nonrecurring basis. The relevant goodwill, which is reported within Other assets—Other in the consolidated balance sheets, was wholly impaired. Fair value was determined using a DCF valuation technique and consequently, this nonrecurring fair value measurement was determined using valuation inputs which would be classified in Level 3 of the fair value hierarchy.

As of September 30, 2019, there were no significant amount of assets and liabilities which were measured at fair value on a nonrecurring basis.